SUBSEQUENT EVENTS (Details Narrative) $ in Millions	Jan. 13, 2026 USD ($)
Investors rollover equity rate	100.00%
Business Combination Agreement [Member] | Old Glory Holding Co [Member]
Closing aggregate cash amount	$ 50
Subsequent Event [Member]
Investors rollover equity rate	100.00%
Subsequent Event [Member] | Digital Asset Acquisition Crop [Member] | Business Combination Agreement [Member] | Maximum [Member] | Old Glory Holding Co [Member]
Closing aggregate cash amount	$ 50